Restricted Deposits - Summary of Restricted Deposits (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2021	Dec. 31, 2020
Restricted Deposits [Line Items]
Total Restricted Deposits		₩ 1,288,589	₩ 1,295,758
Cash and Cash Equivalents
Restricted Deposits [Line Items]
Escrow accounts		0	544
Deposits for government project		22,286	5,066
Collateral provided for borrowings		264,813	117,747
Collateral provided for lawsuit		42	42
Deposits for transmission regional support program		5,921	5,469
Deposits for Other Business Purposes		3,050
Short-term financial instruments
Restricted Deposits [Line Items]
Collateral provided for borrowings		11,745
Restriction on withdrawal related to 'win-win growth program' for small and medium enterprises		114,000	109,000
Non-Current financial assets at fair value through profit or loss
Restricted Deposits [Line Items]
Decommissioning costs of nuclear power plants		531,720	577,481
Long-term financial instruments
Restricted Deposits [Line Items]
Escrow accounts		70	76
Collateral provided for borrowings		0	11,745
Decommissioning costs of nuclear power plants		324,609	258,282
Guarantee deposits for banking accounts at oversea branches		333	306
Funds for developing small and medium enterprises	[1]	₩ 10,000	₩ 210,000

[1]	As of December 31, 2020, it consisted of the deposits for small and medium enterprises at the Industrial Bank of Korea (IBK) and others for construction of Bitgaram Energy Valley and support for high potential businesses amounting to ￦200,000 million and the deposits were returned during the year ended December 31, 2021.